Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital
Schedule of reconciliation of share capital

	2023	2022	2021

	(Euro, in thousands)
On January 1	€293,604	€292,075	€291,312
Share capital increase	333	1,530	763
Costs of capital increase	—	—	—
Share capital on December 31,	€293,937	€293,604	€292,075

Aggregate share capital	€356,445	€356,112	€354,582
Costs of capital increase (accumulated)	(62,507)	(62,507)	(62,507)
Share capital on December 31,	€293,937	€293,604	€292,075

Schedule of history of the share capital

Date	Share capital increase due to exercise subscription rights (in thousands €)	Number of shares issued (in thousands of shares)	Aggregate number of shares after transaction (in thousands of shares)	Aggregate share capital after transaction (in thousands €)
January 1, 2021			65,412	€353,819
March 19, 2021	540	100
June 7, 2021	59	11
September 20, 2021	41	8
December 3, 2021	123	23
December 31, 2021			65,553	354,582
March 18, 2022	517	96
June 20, 2022	434	80
September 27, 2022	579	107
December 31, 2022			65,836	356,112
March 20, 2023	333	62
December 31, 2023			65,897	€356,445

Summary of capital increases

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price subscription right	Closing share price on date of capital increase
					( in Euro/ subscription right)	( in Euro/ share)
On January 1, 2021	65,411,767	€291,312	€2,727,840	€3,019,153

March 19, 2021 : exercise of subscription rights	99,814	540	1,718	2,258	22.62	68.48

June 7, 2021 : exercise of subscription rights	10,940	59	266	325	29.73	61.78

September 20, 2021 : exercise of subscription rights	7,600	41	111	152	19.97	46.93

December 3, 2021 : exercise of subscription rights	22,600	123	456	579	25.61	41.72

On December 31, 2021	65,552,721	292,075	2,730,391	3,022,467

March 18, 2022 : exercise of subscription rights	95,500	517	1,643	2,160	22.61	57.38

June 20, 2022 : exercise of subscription rights	80,290	434	1,025	1,460	18.18	53.52

September 27, 2022 : exercise of subscription rights	107,000	579	2,497	3,076	28.75	44.49

On December 31, 2022	65,835,511	293,604	2,735,557	3,029,162

March 20, 2023 : exercise of subscription rights	61,560	333	1,437	1,770	28.75	35.47

On December 31, 2023	65,897,071	€293,937	€2,736,994	€3,030,932

Summary of other information

	Ordinary shares	Total
Par value of shares (€)	5.41	5.41